General and administrative expenses (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
General And Administrative Expenses [Line Items]
Outsourcing costs	$ 536	$ 760
Technology costs	1,080	1,166
Consulting, legal and audit fees	400	604
Real estate and logistics costs	456	523
Market data services	324	346
Marketing and communication	216	268
Travel and entertainment	160	163
Litigation, regulatory and similar matters	16	(298)
Other	627	781
Total general and administrative expenses	$ 3,815	4,312
Swisscard
General And Administrative Expenses [Line Items]
Other		$ 180